Schedule of Estimated Amortization Expense (Detail) $ in Millions	Dec. 31, 2014 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 101
2016	94
2017	85
2018	78
2019	$ 66